CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (216,505,881)	$ (12,002,940)	$ (58,186,894)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	838	21,118	41,000
Investment loss for disposal of subsidiaries	175,428,577	0	0
Property and equipment written off	24,718	0	0
Provision for lease payment receivables	9,495,002	19,379,086	81,585,960
Provision for other assets	3,017,816	0	0
Deferred tax expense (benefit)		(4,255,391)	(20,055,500)
Changes in assets and liabilities:
Net investment in direct financing leases	5,887,016	(7,116,662)	(41,724,936)
Interest receivable	0	0	4,293,657
Other assets	(628,927)	180,508	473,025
Lease receivable in lease agency transaction	2,085,456	(92,689)	(1,930,374)
Interest payable	(8,874)	(12,629)	(130,205)
Income tax payable	(1,518,019)	256,030	1,127,838
Deposits from direct financing leases	(3,649,836)	42,663	(4,397,481)
Other liabilities	250,671	489,490	1,190,464
Net Cash Used in Operating Activities from Discontinued Operation	0	0	(229,263)
Net Cash Used in Operating Activities	(13,007)	(3,111,416)	(37,942,709)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities of investment securities	0	0	46,906,465
Deposits paid to banks for financial leasing services	0	0	(2,916,996)
Purchase of property, plant and equipment	0	(843)	0
Withdrawal of pledged bank deposits	0	0	4,397,481
Net Cash Used in Investing Activities from Discontinued Operation	0	0	(3,266,588)
Net Cash (Used in) Provided by Investing Activities	0	(843)	45,120,362
CASH FLOWS FROM FINANCING ACTIVITY
Repayment of loans	0	(699,469)	(17,200,372)
Net Cash Used in Financing Activity	0	(699,469)	(17,200,372)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	2,817	3,780,236	(6,536,360)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	(7,553,701)	(221,827)	5,907,827
NET DECREASE CASH FROM CONTINUING OPERATION	(10,190)	(31,492)	(13,063,228)
NET (DECREASE) AND INCREASE IN CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	(7,553,701)	(221,827)	2,411,976
Cash and cash equivalents at beginning of year	38,820	70,312	13,133,540
Cash and cash equivalents at beginning of year-disposal groups	7,553,701	7,775,528	5,363,552
Cash and cash equivalents at end of year	28,630	38,820	70,312
Cash and cash equivalents at end of year-disposal groups	0	7,553,701	7,775,528
Continuing Operation
Cash paid for income taxes	0	0	26,942
Cash paid for interest expense	11,181	11,966	443,186
Discontinued Operation
Cash paid for income taxes	0	0	256,613
Cash paid for interest expense	$ 0	$ 0	$ 0